Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of variable rate term debt and bonds	$ 10,100.0	$ 3,100.0
Carrying amount, net of original issue discount	$ 9,935.4	$ 2,908.1